Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
In accordance with SEC disclosure rules, the following table sets forth information regarding the Company’s performance and executive compensation for our principal executive officer (“PEO”) and Non-PEO NEOs for the fiscal years listed below:
	Summary Compensation Table Total for (PEO) ($)(2)	Compensation Actually Paid to (PEO) ($)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(3)	Value of Initial Fixed $100 Investment Based On:(4)
Year(1)					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	Net Income ($000,000)	CAFD ($000,000)(5)
2023	3,458,999	2,399,165	1,092,013	914,431	165.11	111.05	(14)	342
2022	3,348,224	2,612,184	1,016,878	187,491	181.30	122.25	1,060	326
2021	3,092,509	5,238,269	1,066,691	1,603,696	196.83	121.46	(75)	336
2020	3,248,568	8,010,421	859,642	1,413,200	167.04	102.72	(62)	295

(1)
Christopher Sotos was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023
Kevin P. Malcarney	Kevin P. Malcarney	Kevin P. Malcarney	Kevin P. Malcarney
Chad Plotkin	Chad Plotkin	Sarah Rubenstein	Sarah Rubenstein
Mary-Lee Stillwell		Chad Plotkin

(2)
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Mr. Sotos and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s Non-PEO NEOs for the applicable year.

(3)
The amounts shown for “Compensation Actually Paid” have been calculated in accordance with Item 402(v) of Regulation S-K for the applicable year and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments made as described under the “Reconciliation of CAP Adjustments” section below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

(4)
The Peer Group TSR set forth in this table utilizes the Philadelphia Utility Sector Index (“UTY”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company’s Class C common stock and in the UTY, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5)
As noted in the CD&A, the Compensation Committee selected CAFD as one of the key metrics for evaluating and rewarding management’s performance in the 2023 annual incentive compensation program. CAFD is a non-GAAP measure that is defined in the CD&A under the heading “2023 AIP Bonus Performance Criteria.” Given the importance of CAFD, as discussed further above (i.e., CAFD has a 40% weighting in the AIP scorecard), the Company has determined, in the Company’s assessment, that CAFD represents the most important financial performance measure (that is not otherwise required to be disclosed in the above table) used by the Company to link Compensation Actually Paid to the NEOs for 2023. CAFD may not have been the most important financial performance measure for certain prior years, and the Compensation Committee may determine a different financial performance measure to be the most important financial performance measure in future years.

Reconciliation of CAP Adjustments
Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2023	3,458,999	(2,244,752)	1,184,918	2,399,165
2022	3,348,224	(1,951,273)	1,215,233	2,612,184
2021	3,092,509	(1,535,147)	3,680,907	5,238,269
2020	3,248,568	(1,900,423)	6,662,276	8,010,421
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	1,092,013	(480,334)	302,751	914,431
2022	1,016,878	(495,604)	(333,784)	187,491
2021	1,066,691	(387,666)	924,671	1,603,696
2020	859,642	(383,279)	936,837	1,413,200
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Equity Awards Granted During any Prior Year that Remained Unvested as of Last Day of Year for PEO ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted During any Prior Year that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Granted During any Prior Year that Forfeited During Year for PEO ($)	Total – Inclusion of Equity Values for PEO ($)
2023	2,008,647	(683,914)	0	(139,815)	0	1,184,918
2022	1,813,621	(573,611)	0	(24,417)	0	1,215,233
2021	2,315,802	1,392,774	0	(27,670)	0	3,680,907
2020	3,604,128	3,089,280	0	(31,132)	0	6,662,276
Year	Average Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Equity Awards Granted During any Prior Year that Remain Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted During any Prior Year that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Granted During any Prior Year that Forfeited During Year for Non-PEO NEOs ($)(1)	Totals – Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	429,812	(104,706)	0	(22,355)	0	302,751
2022	261,472	(49,476)	0	(6,922)	(538,859)	(333,784)
2021	584,801	346,581	0	(6,711)	0	924,671
2020	582,811	436,026	0	(2,239)	(79,762)	936,837

(1)
These averages result from award forfeitures following Mr. Plotkin’s and Ms. Stillwell’s resignations in 2022 and 2020, respectively.

Company Selected Measure Name	CAFD
Named Executive Officers, Footnote
(1)
Christopher Sotos was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023
Kevin P. Malcarney	Kevin P. Malcarney	Kevin P. Malcarney	Kevin P. Malcarney
Chad Plotkin	Chad Plotkin	Sarah Rubenstein	Sarah Rubenstein
Mary-Lee Stillwell		Chad Plotkin

Peer Group Issuers, Footnote
(4)
The Peer Group TSR set forth in this table utilizes the Philadelphia Utility Sector Index (“UTY”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company’s Class C common stock and in the UTY, respectively. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 3,458,999	$ 3,348,224	$ 3,092,509	$ 3,248,568
PEO Actually Paid Compensation Amount	$ 2,399,165	2,612,184	5,238,269	8,010,421
Adjustment To PEO Compensation, Footnote
Reconciliation of CAP Adjustments
Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2023	3,458,999	(2,244,752)	1,184,918	2,399,165
2022	3,348,224	(1,951,273)	1,215,233	2,612,184
2021	3,092,509	(1,535,147)	3,680,907	5,238,269
2020	3,248,568	(1,900,423)	6,662,276	8,010,421
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	1,092,013	(480,334)	302,751	914,431
2022	1,016,878	(495,604)	(333,784)	187,491
2021	1,066,691	(387,666)	924,671	1,603,696
2020	859,642	(383,279)	936,837	1,413,200
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Equity Awards Granted During any Prior Year that Remained Unvested as of Last Day of Year for PEO ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted During any Prior Year that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Granted During any Prior Year that Forfeited During Year for PEO ($)	Total – Inclusion of Equity Values for PEO ($)
2023	2,008,647	(683,914)	0	(139,815)	0	1,184,918
2022	1,813,621	(573,611)	0	(24,417)	0	1,215,233
2021	2,315,802	1,392,774	0	(27,670)	0	3,680,907
2020	3,604,128	3,089,280	0	(31,132)	0	6,662,276
Year	Average Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Equity Awards Granted During any Prior Year that Remain Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted During any Prior Year that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Granted During any Prior Year that Forfeited During Year for Non-PEO NEOs ($)(1)	Totals – Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	429,812	(104,706)	0	(22,355)	0	302,751
2022	261,472	(49,476)	0	(6,922)	(538,859)	(333,784)
2021	584,801	346,581	0	(6,711)	0	924,671
2020	582,811	436,026	0	(2,239)	(79,762)	936,837

(1)
These averages result from award forfeitures following Mr. Plotkin’s and Ms. Stillwell’s resignations in 2022 and 2020, respectively.

Non-PEO NEO Average Total Compensation Amount	$ 1,092,013	1,016,878	1,066,691	859,642
Non-PEO NEO Average Compensation Actually Paid Amount	$ 914,431	187,491	1,603,696	1,413,200
Adjustment to Non-PEO NEO Compensation Footnote
Reconciliation of CAP Adjustments
Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2023	3,458,999	(2,244,752)	1,184,918	2,399,165
2022	3,348,224	(1,951,273)	1,215,233	2,612,184
2021	3,092,509	(1,535,147)	3,680,907	5,238,269
2020	3,248,568	(1,900,423)	6,662,276	8,010,421
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	1,092,013	(480,334)	302,751	914,431
2022	1,016,878	(495,604)	(333,784)	187,491
2021	1,066,691	(387,666)	924,671	1,603,696
2020	859,642	(383,279)	936,837	1,413,200
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Equity Awards Granted During any Prior Year that Remained Unvested as of Last Day of Year for PEO ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted During any Prior Year that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Granted During any Prior Year that Forfeited During Year for PEO ($)	Total – Inclusion of Equity Values for PEO ($)
2023	2,008,647	(683,914)	0	(139,815)	0	1,184,918
2022	1,813,621	(573,611)	0	(24,417)	0	1,215,233
2021	2,315,802	1,392,774	0	(27,670)	0	3,680,907
2020	3,604,128	3,089,280	0	(31,132)	0	6,662,276
Year	Average Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Equity Awards Granted During any Prior Year that Remain Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted During any Prior Year that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Granted During any Prior Year that Forfeited During Year for Non-PEO NEOs ($)(1)	Totals – Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	429,812	(104,706)	0	(22,355)	0	302,751
2022	261,472	(49,476)	0	(6,922)	(538,859)	(333,784)
2021	584,801	346,581	0	(6,711)	0	924,671
2020	582,811	436,026	0	(2,239)	(79,762)	936,837

(1)
These averages result from award forfeitures following Mr. Plotkin’s and Ms. Stillwell’s resignations in 2022 and 2020, respectively.

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company and Peer Group Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, the Company’s Class C common stock cumulative TSR over the four most recently completed fiscal years, and the Peer Group’s cumulative TSR over the same period.

Compensation Actually Paid vs. Net Income
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and CAFD
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our CAFD during the four most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company and Peer Group Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, the Company’s Class C common stock cumulative TSR over the four most recently completed fiscal years, and the Peer Group’s cumulative TSR over the same period.

Tabular List, Table
TABULAR LIST OF MOST IMPORTANT FINANCIAL PERFORMANCE MEASURES
The following is a list of financial performance measures, which in our assessment represent the most important financial performance measures used by the Company to link Compensation Actually Paid to the NEOs for 2023. The measures in this table are not ranked. In addition to these metrics, the Company’s AIP includes key performance milestones relating to adherence to budget, restructuring of Lighthouse Renewable Holdco LLC and Lighthouse Renewable Holdco 2 LLC, ratio of administrative costs to CAFD, and natural gas strategic plan and execution in order to emphasize those initiatives as priorities throughout the organization. Please see the CD&A for a further description of the metrics used in the Company’s executive compensation program.
•
CAFD

Relative TSR

CAFD Per Share

Total Shareholder Return Amount	$ 165.11	181.3	196.83	167.04
Peer Group Total Shareholder Return Amount	111.05	122.25	121.46	102.72
Net Income (Loss)	$ (14,000,000)	$ 1,060,000,000	$ (75,000,000)	$ (62,000,000)
Company Selected Measure Amount	342,000,000	326,000,000	336,000,000	295,000,000
PEO Name	Christopher Sotos
Percentage of Weightage of CAFD in AIP Scorecard	40.00%
Measure:: 1
Pay vs Performance Disclosure
Name	CAFD
Non-GAAP Measure Description
(5)
As noted in the CD&A, the Compensation Committee selected CAFD as one of the key metrics for evaluating and rewarding management’s performance in the 2023 annual incentive compensation program. CAFD is a non-GAAP measure that is defined in the CD&A under the heading “2023 AIP Bonus Performance Criteria.” Given the importance of CAFD, as discussed further above (i.e., CAFD has a 40% weighting in the AIP scorecard), the Company has determined, in the Company’s assessment, that CAFD represents the most important financial performance measure (that is not otherwise required to be disclosed in the above table) used by the Company to link Compensation Actually Paid to the NEOs for 2023. CAFD may not have been the most important financial performance measure for certain prior years, and the Compensation Committee may determine a different financial performance measure to be the most important financial performance measure in future years.

Measure:: 2
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name	CAFD Per Share
PEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,244,752)	$ (1,951,273)	$ (1,535,147)	$ (1,900,423)
PEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,184,918	1,215,233	3,680,907	6,662,276
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,008,647	1,813,621	2,315,802	3,604,128
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(683,914)	(573,611)	1,392,774	3,089,280
PEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(139,815)	(24,417)	(27,670)	(31,132)
PEO | Equity Award Adjustment Fair Value at Last Day of Prior Year of Equity Awards Granted During any Prior Year that Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(480,334)	(495,604)	(387,666)	(383,279)
Non-PEO NEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	302,751	(333,784)	924,671	936,837
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	429,812	261,472	584,801	582,811
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(104,706)	(49,476)	346,581	436,026
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(22,355)	(6,922)	(6,711)	(2,239)
Non-PEO NEO | Equity Award Adjustment Fair Value at Last Day of Prior Year of Equity Awards Granted During any Prior Year that Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (538,859)	$ 0	$ (79,762)